Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Dec. 17, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESXtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (EMCR)Xtrackers International Real Estate ETF (HAUZ)Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (ESEB)Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG)Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)The following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military interventions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESXtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (EMCR)Xtrackers International Real Estate ETF (HAUZ)Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (ESEB)Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG)Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)The following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military interventions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
Xtrackers MSCI Emerging Markets Hedged Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESXtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (EMCR)Xtrackers International Real Estate ETF (HAUZ)Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (ESEB)Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG)Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)The following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military interventions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
Xtrackers International Real Estate ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESXtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (EMCR)Xtrackers International Real Estate ETF (HAUZ)Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (ESEB)Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG)Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)The following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military interventions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESXtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (EMCR)Xtrackers International Real Estate ETF (HAUZ)Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (ESEB)Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG)Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)The following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military interventions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
Xtrackers MSCI All World ex US Hedged Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESXtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (EMCR)Xtrackers International Real Estate ETF (HAUZ)Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (ESEB)Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG)Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)The following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military interventions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
Xtrackers J P Morgan ESG Emerging Markets Sovereign ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESXtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (EMCR)Xtrackers International Real Estate ETF (HAUZ)Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (ESEB)Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG)Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)The following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military interventions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESXtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (EMCR)Xtrackers International Real Estate ETF (HAUZ)Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (ESEB)Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG)Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)The following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectus, and within the summary section and the “FUND DETAILS” section of each fund’s prospectus:Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military interventions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this “MAIN RISKS” section.Other recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Please Retain This Supplement for Future Reference